Segment Analysis	12 Months Ended
Mar. 31, 2021
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Segment Analysis
4	SEGMENT ANALYSIS
Business Segments
The Group’s business segment information is prepared based on the internal reporting system utilized by management to assess the performance of its business segments.
The Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit, which was renamed from the International Business Unit on April 1, 2020, and the Global Markets Business Unit, with the remaining operations recorded in Head office account and others. Effective from April 1, 2020, an internal reorganization of certain SMBC businesses was made and the revenue management system at SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) was changed.
Wholesale Business Unit
The Wholesale Business Unit provides comprehensive solutions primarily for corporate clients in Japan that respond to wide-ranging client needs in relation to financing, investment management, risk hedging, settlement, M&A and other advisory services, digital services and leasing. This business unit mainly consists of the wholesale businesses of SMBC, SMBC Trust Bank Ltd. (“SMBC Trust Bank”), Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), SMBC Nikko Securities, Sumitomo Mitsui Card Company, Limited (“Sumitomo Mitsui Card”) and SMBC Finance Service Co., Ltd. (“SMBC Finance Service”), which changed its corporate name from Cedyna Financial Corporation upon merger with former SMBC Finance Service Co., Ltd. on July 1, 2020.

Retail Business Unit
The Retail Business Unit provides financial services to consumers residing in Japan and mainly consists of the retail business of SMBC, SMBC Trust Bank and SMBC Nikko Securities, together with three consumer finance companies, Sumitomo Mitsui Card, SMBC Finance Service and SMBC Consumer Finance Co., Ltd. This business unit offers a wide range of products and services for consumers, including wealth management services, settlement services, consumer finance and housing loans, in order to address the financial needs of all individual customers.
Global Business Unit
The Global Business Unit supports the global businesses of a diverse range of clients, such as Japanese companies operating overseas, non-Japanese
companies, financial institutions and government agencies and public corporations of various countries. This business unit provides a variety of tailored products and services to meet customer and market requirements, including loans, deposits, clearing services, trade finance, project finance, loan syndication, derivatives, global cash management services, leasing services, underwriting activities, Japanese stockbroking and M&A advisory services. This business unit mainly consists of the global businesses of SMBC, SMBC Trust Bank, SMFL, SMBC Nikko Securities and their foreign subsidiaries.
Global Markets Business Unit
The Global Markets Business Unit offers solutions through foreign exchange products, derivatives, bonds, stocks, and other marketable financial products and also undertakes asset liability management operations, which help comprehensively control balance sheet liquidity risks and interest rate risks. This business unit consists of the Treasury Unit of SMBC and the global markets businesses of SMBC Nikko Securities.
Head office account and others
The Head office account and others represent the difference between the aggregate of the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, and the Group as a whole. It mainly consists of administrative expenses related to headquarters operations and profit or loss from other subsidiaries including The Japan Research Institute, Limited and Sumitomo Mitsui DS Asset Management Company, Limited. It also includes internal transactions between the Group companies, which are eliminated in the consolidated financial statements.
Measurement of Segment Profit or Loss
The business segment information is prepared under the management approach. Consolidated net business profit is used as a profit indicator of banks in Japan. Consolidated net business profit of each segment is calculated by deducting general and administrative expenses (i.e., the total of personnel expense, non-personnel
expense and tax), and by adding or deducting others (i.e., share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss based on internal managerial accounting) to or from consolidated gross profits (i.e., the total of net interest income, trust fees, net fee and commission income, net trading income and net other operating income). The consolidated gross profits and general and administrative expenses of each segment are prepared for management accounting purposes and not generated solely by aggregating figures prepared under financial accounting. While the Group’s disclosure complies with the requirements on segment information in accordance with IFRS, the figures reported to management and disclosed herein are prepared under accounting principles generally accepted in Japan (“Japanese GAAP”). Consequently, the business segment information does not agree with the figures in the consolidated financial statements under IFRS. These differences are addressed in the “Reconciliation of Segmental Results of Operations to Consolidated Income Statements.”

Information regarding the total assets of each segment is not used by management in deciding how to allocate resources and assess performance. Accordingly, total assets are not included in the business segment information.
Segmental Results of Operations
The following tables show our results of operations by business segment for the fiscal year ended March 31, 2021, 2020, and 2019. The comparative information for the fiscal years ended March 31, 2020 and 2019 has been restated to reflect the aforementioned internal reorganization and change in the revenue management system, and eliminate the impact of factors such as changes in interest rates and exchange rates that may distort the comparison.
For the fiscal year ended March 31, 2021:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥634.9	¥1,127.4	¥723.7	¥460.7	¥(140.5)	¥2,806.2
General and administrative expenses	(299.9)	(910.4)	(383.3)	(82.9)	(70.6)	(1,747.1)
Others (2)	53.5	2.2	26.3	35.7	(92.8)	24.9

Consolidated net business profit	¥388.5	¥219.2	¥366.7	¥413.5	¥(303.9)	¥1,084.0

For the fiscal year ended March 31, 2020:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥620.1	¥1,176.1	¥680.8	¥438.6	¥(147.0)	¥2,768.6
General and administrative expenses	(303.6)	(934.5)	(370.9)	(79.6)	(51.0)	(1,739.6)
Others (2)	50.5	2.0	52.9	32.5	(81.9)	56.0

Consolidated net business profit	¥367.0	¥243.6	¥362.8	¥391.5	¥(279.9)	¥1,085.0

For the fiscal year ended March 31, 2019:

	Wholesale Business Unit (3)	Retail Business Unit	Global Business Unit (3)	Global Markets Business Unit	Head office account and others (3)	Total
	(In billions)
Consolidated gross profit (1)	¥626.8	¥1,185.7	¥654.6	¥378.0	¥1.1	¥2,846.2
General and administrative expenses	(305.8)	(930.0)	(351.2)	(77.0)	(51.1)	(1,715.1)
Others (2)	46.9	1.8	56.1	30.6	(74.2)	61.2

Consolidated net business profit	¥367.9	¥257.5	¥359.5	¥331.6	¥(124.2)	¥1,192.3

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)
“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double counted within the Group’s business segments in the managerial accounting.

(3)
SMFL became a joint venture from a consolidated subsidiary of the Group on November 28, 2018. However, for managerial accounting purposes, the full year results of SMFL were included in those of the Wholesale Business Unit and the Global Business Unit, while its results after it became a joint venture of the Group were deducted from those of Head office account and others. For consistency with financial results, the Group’s share of the profit of SMFL as our joint venture recognized in the consolidated income statement was included in others in the Head office account and others.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In billions)
Consolidated net business profit	¥1,084.0	¥1,085.0	¥1,192.3
Differences between management reporting and Japanese GAAP:
Total credit costs	(360.5)	(170.6)	(110.3)
Gains on equity instruments	92.6	80.5	116.3
Extraordinary gains or losses and others	(143.9)	(106.3)	(74.7)

Profit before tax under Japanese GAAP	672.2	888.6	1,123.6

Differences between Japanese GAAP and IFRS:
Scope of consolidation	5.7	(3.3)	0.1
Derivative financial instruments	94.8	(163.3)	31.3
Investment securities	113.3	(115.3)	(129.5)
Loans and advances	60.9	(116.0)	(23.2)
Investments in associates and joint ventures	3.4	(190.8)	(86.5)
Property, plant and equipment	(2.5)	(30.5)	(1.2)
Lease accounting	1.0	0.4	(1.4)
Defined benefit plans	—	(32.6)	(51.4)
Foreign currency translation	(20.2)	11.9	1.3
Classification of equity and liability	12.5	12.7	11.9
Others	15.4	21.0	(43.1)

Profit before tax under IFRS	¥956.5	¥282.8	¥831.9

On April 1, 2019, the Group adopted IFRS 16 retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 16. Therefore, the accounting standards under IFRS for the fiscal years ended March 31, 2021 and 2020 are different from those for the fiscal year ended March 31, 2019, when calculating the differences in profit before tax between Japanese GAAP and IFRS.

Information about Geographical Areas
The following table shows the total operating income in accordance with IFRS by the main geographical areas. The Group’s services are provided to domestic and foreign clients on a worldwide basis. These include transactions where SMBC’s branches in Japan may deal with customers located in foreign countries and where SMBC’s overseas branches may provide services to Japanese companies.
To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2021	2020	2019 (4)
	(In millions)
Domestic (1) :
Japan	¥2,077,833	¥1,791,910	¥2,079,758

Total domestic	2,077,833	1,791,910	2,079,758

Foreign (1)(2) :
Americas	448,998	277,017	315,419
Europe and Middle East	246,218	194,441	371,413
Asia and Oceania	392,536	440,482	400,301

Total foreign	1,087,752	911,940	1,087,133

Total operating income (3)	¥3,165,585	¥2,703,850	¥3,166,891

(1)
The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.

(2)
Americas includes the United States, Brazil, Canada and others; Europe and Middle East include the United Kingdom, Germany, France and others; Asia and Oceania include China, Singapore, Australia and others except Japan.

(3)
Total operating income comprises net interest income, net fee and commission income, net trading income, net income (loss) from financial assets and liabilities at fair value through profit or loss, net investment income and other income.

(4)
From the fiscal year ended March 31, 2020, premiums for deposit insurance have been reclassified from “General and administrative expense” to “Interest expense.” Comparative amounts have been reclassified to conform to the current presentation.